CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 9,873	$ 6,942	$ 12,889
Accounts receivable, net	14,567	13,572	6,619
Inventory, net	22,309	20,843	3,580
Other current assets (includes $123 and $483 due from related parties as of December 31, 2020 and 2019, respectively)	6,587	7,920	5,710
Total current assets	53,336	49,277	28,798
Energy storage systems, net	119,842	123,703	131,569
Contract origination costs, net	10,981	10,404	8,608
Goodwill	1,666	1,739	1,695
Intangible assets, net	12,170	12,087	10,695
Other noncurrent assets	14,395	8,640	6,682
Total assets	212,390	205,850	188,047
Current liabilities:
Accounts payable	21,721	13,749	12,691
Accrued expenses	17,084	16,072	7,307
Accrued payroll	6,512	5,976	5,573
Notes payable, current portion	36,182	33,683	28,895
Convertible promissory notes (includes $45,385 and $45,271 due to related parties as of March 31, 2021 and December 31, 2020, respectively)	68,868	67,590	34,925
Financing obligation, current portion	18,052	14,914	6,373
Deferred revenue, current	38,762	36,942	10,948
Other current liabilities (includes $321 and $399 due to related parties as of March 31, 2021 and December 31, 2020, respectively)	1,069	1,589	2,636
Total current liabilities	208,250	190,515	109,348
Deferred revenue, noncurrent	16,640	15,468	9,780
Asset retirement obligation	4,150	4,137	5,759
Notes payable, noncurrent	6,418	4,612	6,568
Financing obligation, noncurrent	70,059	73,128	74,640
Warrant liabilities	161,486	95,342	6,094
Non-current portion of operating lease liabilities	41	57	390
Total liabilities	467,044	383,259	212,579
Commitments and Contingencies (Note 5)
Class A common stock, $0.0001 par value; 8,640,832 and 24,275,528 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	220,955	220,563	231,129
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding	0	0
Common stock	0	0
Additional paid-in capital	14,726	10,061	3,339
Accumulated other comprehensive income (loss)	59	(192)	54
Accumulated deficit	(490,394)	(407,841)	(259,054)
Total stockholders' deficit	(475,609)	(397,972)	(255,661)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 212,390	$ 205,850	$ 188,047
Common stock, shares authorized (in shares)	474,728,323	474,728,323	386,728,323